Total
GQG PARTNERS EMERGING MARKETS EQUITY FUND
GQG Partners Emerging Markets Equity Fund
Investment Objective
The GQG Partners Emerging Markets Equity Fund (the “Emerging Markets Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Investor Shares, Institutional Shares and R6 Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GQG PARTNERS EMERGING MARKETS EQUITY FUND		Investor Shares	Institutional Shares	R6 Shares
Management Fees		0.90%	0.90%	0.90%
Previously Waived Fees and/or Reimbursed Expenses Recovered	[1]	0.01%	0.01%	0.01%
Shareholder Servicing Fee		0.18%	none	none
Other Operating Expenses		0.07%	0.07%	0.07%
Other Expenses	[2]	0.26%	0.08%	0.08%
Total Annual Fund Operating Expenses		1.16%	0.98%	0.98%
[1]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.98% of the average daily net assets of each of the Fund’s share classes until July 31, 2023 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2023.
[2]	Effective September 23, 2021, the Fund’s fiscal year end changed from July 31 to March 31. Therefore, “Other Expenses” shown are annualized for the period from August 1, 2021 through March 31, 2022.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GQG PARTNERS EMERGING MARKETS EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	118	368	636	1,400
Institutional Shares	100	312	539	1,193
R6 Shares	100	312	539	1,193

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from August 1, 2021 to March 31, 2022, the Fund’s unannualized portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily publicly traded common stocks. For purposes of the Fund’s 80% investment policy, however, equity securities also include depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund may invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund considers a company to be an emerging market company if: (i) at least 50% of the company’s assets are located in emerging market countries; (ii) at least 50% of the company’s revenue is generated in emerging market countries; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in an emerging market country; (iv) the company’s securities are traded principally in an emerging market country; or (v) the Adviser otherwise believes that the company’s assets are exposed to the economic fortunes and risks of emerging market countries (because, for example, the Adviser believes that the company’s growth is dependent on emerging market countries). The Fund considers classifications by the World Bank, the International Finance Corporation, the International Monetary Fund and the Fund’s benchmark index provider in determining whether a country is an emerging market country. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe. From time to time, the Fund may focus its investments in a particular country or geographic region.

In managing the Fund’s investments, the Adviser typically pursues a “growth style” of investing as it seeks to capture market inefficiencies which the Adviser believes are driven by investors’ propensity to be short-sighted and overly focused on quarter-to-quarter price movements rather than by a company’s fundamentals over a longer time horizon (5 years or more). The Adviser believes that this market inefficiency tends to lead investors to underappreciate the compounding potential of quality, growing companies. To identify this subset of companies, the Adviser generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to the Adviser’s proprietary screening process that seeks to identify suitable companies based on several quality factors such as rates of return on equity and total capital, margin stability and profitability. Ideas are then subject to rigorous fundamental analysis as the Adviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward-looking basis. Specifically, the Adviser seeks to buy companies that it believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth. The Adviser seeks to outperform peers over a full market cycle by seeking to capture market upside while limiting downside risk. For these purposes, a full market cycle can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle.

Many of the stocks in which the Fund invests may be considered to be “growth” stocks, in that they may have above-average rates of earnings growth and thus experience above-average increases in stock prices, subject to the Adviser’s criteria for quality. The Fund may also purchase stocks that would not fall into the traditional “growth” style box. In constructing the Fund’s portfolio of securities, the Adviser is not constrained by sector or industry weights in the Fund’s benchmark. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors in the portfolio construction process. The Adviser relies on individual stock selection driven by a bottom-up research process rather than seeking to add value based on “top-down”, macro based criteria.

The Adviser may sell a company if the Adviser believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Adviser has otherwise lost conviction that the company reflects a higher quality opportunity than other available investments on a forward looking basis. The Adviser also may sell a company if the company has met its price target or is involved in a business combination, if the Adviser identifies a more attractive investment opportunity, or the Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the

Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not), malicious acts, cyber-attacks and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

De-Globalization Risk – The Fund’s investments leave the Fund potentially susceptible to acute headline risk associated with Sino-U.S. trade tensions and the broader trend of de-globalization across the globe. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely. Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

Depositary Receipts Risk – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A Shares purchased through

Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A Shares when Stock Connect is not trading.

Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqgpartners.com or by calling toll-free to 866-362-8333.

BEST QUARTER	WORST QUARTER
22.17%	(19.06)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/22 to 6/30/22 was (17.67)%.

Average Annual Total Returns for Periods Ended December 31, 2021

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares and R6 Shares will vary.

Average Annual Total Returns - GQG PARTNERS EMERGING MARKETS EQUITY FUND	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	(2.38%)	12.26%	12.40%	Dec. 28, 2016
Institutional Shares | After Taxes on Distributions	(3.22%)	11.97%	12.10%	Dec. 28, 2016
Institutional Shares | After Taxes on Distributions and Sales	(0.74%)	9.82%	9.94%	Dec. 28, 2016
Investor Shares	(2.53%)	12.04%	12.17%	Dec. 28, 2016
R6 Shares	(2.38%)	12.26%	12.40%	Dec. 28, 2016
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(2.54%)	9.87%	10.14%	Dec. 28, 2016

GQG PARTNERS US SELECT QUALITY EQUITY FUND
GQG Partners US Select Quality Equity Fund
Investment Objective
The GQG Partners US Select Quality Equity Fund (the “US Select Quality Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Investor Shares, Institutional Shares and R6 Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GQG PARTNERS US SELECT QUALITY EQUITY FUND		Investor Shares	Institutional Shares	R6 Shares
Management Fees		0.45%	0.45%	0.45%
Shareholder Servicing Fee		0.10%	none	none
Other Operating Expenses		0.06%	0.06%	0.06%
Other Expenses	[1]	0.16%	0.06%	0.06%
Total Annual Fund Operating Expenses		0.61%	0.51%	0.51%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.59%	0.49%	0.49%
[1]	Effective September 23, 2021, the Fund’s fiscal year end changed from July 31 to March 31. Therefore, “Other Expenses” shown are annualized for the period from August 1, 2021 through March 31, 2022.
[2]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.49% of the average daily net assets of each of the Fund’s share classes until July 31, 2023 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GQG PARTNERS US SELECT QUALITY EQUITY FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Investor Shares	60	193	338	760
Institutional Shares	50	162	283	639
R6 Shares	50	162	283	639

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from August 1, 2021 to March 31, 2022, the Fund’s unannualized portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund also may invest in equity securities of foreign companies in both developed and emerging markets.

The equity securities in which the Fund invests are primarily publicly traded common stocks. The Fund may invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. The Fund considers a company to be a U.S. company if: (i) at least 50% of the company’s assets are located in the U.S.; (ii) at least 50% of the company’s revenue is generated in the U.S.; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in the U.S.; (iv) the company’s securities are traded principally in the U.S.; or (v) the Adviser otherwise believes that the company’s assets are exposed to the economic fortunes and risks of the U.S. (because, for example, the Adviser believes that the company’s growth is dependent on the U.S.).

The Fund’s equity investments also may include depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund may also invest in U.S. Treasury securities.

In managing the Fund’s investments, the Adviser typically pursues a “growth style” of investing as it seeks to capture market inefficiencies which the Adviser believes are driven by investors’ propensity to be short-sighted and overly focused on quarter-to-quarter price movements rather than on a company’s fundamentals over a longer time horizon (5 years or more). The Adviser believes that this market inefficiency tends to lead investors to underappreciate the compounding potential of quality, growing companies. To identify this subset of companies, the Adviser generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to the Adviser’s proprietary screening process that seeks to identify suitable companies based on several quality factors such as rates of return on equity and total capital, margin stability and profitability. Ideas are then subject to rigorous fundamental analysis as the Adviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward-looking basis. Specifically, the Adviser seeks to buy companies that it believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth. The Adviser seeks to outperform peers over a full market cycle by seeking to capture market upside while limiting downside risk. For these purposes, a full market cycle can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle.

Many of the stocks in which the Fund invests may be considered to be “growth” stocks, in that they may have above-average rates of earnings growth and thus experience above-average increases in stock prices, subject to the Adviser’s criteria for quality. The Fund may also purchase stocks that would not fall into the traditional “growth” style box. In constructing the Fund’s portfolio of securities, the Adviser is not constrained by sector or industry weights in the Fund’s benchmark. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors in the portfolio construction process. The Adviser relies on individual stock selection driven by a bottom-up research process rather than seeking to add value based on “top-down”, macro based criteria.

The Adviser may sell a company if the Adviser believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Adviser has otherwise lost conviction that the company reflects a higher quality opportunity than other available investments on a forward looking basis. The Adviser also may sell a company if the company has met its price target or is involved in a business combination, if the Adviser identifies a more attractive investment opportunity, or the Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not), malicious acts, cyber-attacks and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a RIC under Subchapter M of the Code.

Investing in the United States Risk – The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

De-Globalization Risk – The Fund’s investments leave the Fund potentially susceptible to acute headline risk associated with Sino-U.S. trade tensions and the broader trend of de-globalization across the globe. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely. Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Depositary Receipts Risk – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market,

unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqgpartners.com or by calling toll-free to 866-362-8333.

BEST QUARTER	WORST QUARTER
19.85%	(10.01)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/22 to 6/30/22 was (1.96)%.

Average Annual Total Returns for Periods Ended December 31, 2021

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares and R6 Shares will vary.

Average Annual Total Returns - GQG PARTNERS US SELECT QUALITY EQUITY FUND	1 Year	Since Inception	Inception Date
Institutional Shares	19.88%	18.43%	Sep. 28, 2018
Institutional Shares | After Taxes on Distributions	19.46%	18.15%	Sep. 28, 2018
Institutional Shares | After Taxes on Distributions and Sales	12.07%	14.57%	Sep. 28, 2018
Investor Shares	19.90%	18.32%	Sep. 28, 2018
R6 Shares	19.95%	18.45%	Sep. 28, 2018
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.37%	Sep. 28, 2018

GQG PARTNERS GLOBAL QUALITY EQUITY FUND
GQG Partners Global Quality Equity Fund
Investment Objective
The GQG Partners Global Quality Equity Fund (the “Global Quality Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Investor Shares, Institutional Shares and R6 Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GQG PARTNERS GLOBAL QUALITY EQUITY FUND		Investor Shares	Institutional Shares	R6 Shares
Management Fees		0.65%	0.65%	0.65%
Previously Waived Fees and/or Reimbursed Expenses Recovered	[1]	0.02%	0.02%	0.02%
Shareholder Servicing Fee		0.15%	none	none
Other Operating Expenses		0.08%	0.08%	0.08%
Other Expenses	[2]	0.25%	0.10%	0.10%
Total Annual Fund Operating Expenses		0.90%	0.75%	0.75%
[1]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of each of the Fund’s share classes until July 31, 2023 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2023.
[2]	Effective September 23, 2021, the Fund’s fiscal year end changed from July 31 to March 31. Therefore, “Other Expenses” shown are annualized for the period from August 1, 2021 through March 31, 2022.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GQG PARTNERS GLOBAL QUALITY EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	92	287	494	1,090
Institutional Shares	77	240	412	912
R6 Shares	77	240	412	912

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from August 1, 2021 to March 31, 2022, the Fund’s unannualized portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily publicly traded common stocks. For purposes of the Fund’s 80% investment policy, however, equity securities also include preferred stocks, exchange-traded funds (“ETFs”) with economic characteristics similar to equity securities, depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund may invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. The Fund may also invest in U.S. Treasury securities, and in ETFs that attempt to track the price movements of commodities, including gold.

Under normal circumstances, the Fund invests in at least five countries, which may include the United States, and invests at least 40% of its total assets in securities of non-U.S. companies or, if conditions are not favorable, invests at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities outside of the U.S.; (iv) the company’s securities are traded principally outside of the U.S.; or (v) the Adviser otherwise believes that the company’s assets are exposed to the economic fortunes and risks of a non-U.S. country (because, for example, the Adviser believes that the company’s growth is dependent on the country). The Fund may invest in equity securities of companies in both developed and emerging markets. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe.

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai - Hong Kong and Shenzhen - Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Fund may focus its investments in a particular country or geographic region, including the United States.

In managing the Fund’s investments, the Adviser typically pursues a “growth style” of investing as it seeks to capture market inefficiencies which the Adviser believes are driven by investors’ propensity to be short-sighted and overly focused on quarter-to-quarter price movements rather than on a company’s fundamentals over a longer time horizon (5 years or more). The Adviser believes that this market inefficiency tends to lead investors to underappreciate the compounding potential of quality, growing companies. To identify this subset of companies, the Adviser generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to the Adviser’s proprietary screening process that seeks to identify suitable companies based on several quality factors such as rates of return on equity and total capital, margin stability and profitability. Ideas are then subject to rigorous fundamental analysis as the Adviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward-looking basis. Specifically, the Adviser seeks to buy companies that it believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth. The Adviser seeks to outperform peers over a full market cycle by seeking to capture market upside while limiting downside risk. For these purposes, a full market cycle can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle.

Many of the stocks in which the Fund invests may be considered to be “growth” stocks, in that they may have above-average rates of earnings growth and thus experience above-average increases in stock prices, subject to the Adviser’s criteria for quality. The Fund may also purchase stocks that would not fall into the traditional “growth” style box. In constructing the Fund’s portfolio of securities, the Adviser is not constrained by sector or industry weights in the Fund’s benchmark. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors in the portfolio construction process. The Adviser relies on individual stock selection driven by a bottom-up research process rather than seeking to add value based on “top-down”, macro based criteria.

The Adviser may sell a company if the Adviser believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Adviser has otherwise lost conviction that the company reflects a higher quality opportunity than other available investments on a forward looking basis. The Adviser also may sell a company if the company has met its price target or is involved in a business combination, if the Adviser identifies a more attractive investment opportunity, or the Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not), malicious acts, cyber-attacks and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a RIC under Subchapter M of the Code.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

De-Globalization Risk – The Fund’s investments leave the Fund potentially susceptible to acute headline risk associated with Sino-U.S. trade tensions and the broader trend of de-globalization across the globe. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely. Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

Depositary Receipts Risk – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A Shares when Stock Connect is not trading.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Preferred Stock Risk – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Commodities Risk – The prices of physical commodities (such as energy, metals, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Shares performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqgpartners.com or by calling toll-free to 866-362-8333.

BEST QUARTER	WORST QUARTER
19.55%	(13.39)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/22 to 6/30/22 was (5.17)%.

Average Annual Total Returns for Periods Ended December 31, 2021

This table compares the Fund’s average annual total returns for the periods ended December 31, 2021 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares and R6 Shares will vary.

Average Annual Total Returns - GQG PARTNERS GLOBAL QUALITY EQUITY FUND	1 Year	Since Inception	Inception Date
Institutional Shares	17.13%	16.32%	Mar. 29, 2019
Institutional Shares | After Taxes on Distributions	16.62%	16.12%	Mar. 29, 2019
Institutional Shares | After Taxes on Distributions and Sales	10.41%	12.78%	Mar. 29, 2019
Investor Shares	16.94%	16.13%	Mar. 29, 2019
R6 Shares	17.05%	16.29%	Mar. 29, 2019
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	18.54%	17.35%	Mar. 29, 2019

GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND
GQG Partners International Quality Dividend Income Fund
Investment Objective
The GQG Partners International Quality Dividend Income Fund (the “International Quality Dividend Income Fund” or the “Fund”) seeks long-term capital appreciation and dividend income.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND		Investor Shares	Institutional Shares
Management Fees		0.65%	0.65%
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses		1.09%	0.66%
Other Expenses		1.34%	0.66%
Total Annual Fund Operating Expenses	[1]	1.99%	1.31%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.95%)	(0.52%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	1.04%	0.79%
[1]	The Total Annual Fund Operating Expenses in this fee table, before fee reductions and/or expenses reimbursements for each share class and after fee reductions and/or expense reimbursements for Investor Shares, do not correlate to the expense ratios in the Fund’s Financial Highlights because (i) Other Operating Expenses have been restated to reflect current fees; and (ii) with respect to Investor Shares, the maximum Shareholder Servicing Fees were not incurred during the prior fiscal period.
[2]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the average daily net assets of each of the Fund’s share classes until July 31, 2023 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	106	532	985	2,240
Institutional Shares	81	364	668	1,533

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from June 30, 2021 (commencement of Fund operations) to March 31, 2022, the Fund’s unannualized portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in dividend-paying securities of non-U.S. companies, including those in emerging market countries. The Adviser considers a company’s historical dividend records and current prospects to determine whether an investment satisfies the Fund’s criteria for dividend-paying securities, for instance, whether it has a history of paying a dividend. Stocks of companies that have reduced dividends in the past or are not currently paying dividends may be considered for purchase by the Fund if the Adviser believes that the dividend payment or dividend growth is likely to be restored. Securities are selected based on a variety of factors, such as a company’s consistent effort to maintain or increase dividends over time while maintaining sufficient profitability. The Fund will generally hold securities of between 25 to 70 issuers that are primarily located outside the U.S., including emerging markets countries, that the Adviser believes are undervalued by the market.

The Fund will invest primarily in publicly traded common stocks but may also invest in preferred stocks, exchange-traded funds (“ETFs”), depositary receipts (including unsponsored depositary receipts and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund’s portfolio allocations to common and preferred stocks are determined by the Adviser based upon current and relative yield and the potential total return of these securities relative to their investable universe. The Adviser would typically invest in an ETF rather than directly in underlying investments when the Adviser believes that doing so would provide more efficient exposure, liquidity or market access. The Adviser would also typically invest in depositary receipts when local trading in certain non-US. companies is restricted, for added liquidity or if there is a significant discount to the locally traded shares.

The Fund may also invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. IPOs are considered for purchase by the Fund if the Adviser believes that the applicable company meets the same criteria as any other Fund investment in terms of appreciation and income opportunities. The Fund may also invest in U.S. Treasury securities, and in ETFs that attempt to track the price movements of commodities, including gold. Treasuries are considered as alternatives to holding cash if at a given time the Adviser believes that treasuries offer better yields. Commodity ETFs are considered if the Adviser believes that they offer exposure that cannot be met with individual company securities or exposure to markets to which the Fund does not have direct access.

Under normal circumstances, the Fund invests in at least five countries, and invests at least 40% of its total assets in securities of non-U.S. companies or, if conditions are not favorable, invests at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities outside of the U.S.; (iv) the company’s securities are traded principally outside of the U.S; or (v) the Adviser otherwise believes that the company’s assets are exposed to the economic fortunes and risks of a non-U.S. country (because, for example, the Adviser believes that the company’s growth is dependent on the country). The Fund may invest in equity securities of companies in both developed and emerging markets. The Fund considers classifications by the World Bank, the International Finance Corporation, the International Monetary Fund and the Fund’s benchmark index provider in determining whether a country is an emerging market country. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe.

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). China A Shares are considered if they meet the same criteria for inclusion in the Fund’s portfolio as any other Fund investment. Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Adviser seeks to focus on investments in dividend-paying companies located outside of the U.S. In managing the Fund’s investments the Adviser focuses on equity securities that are expected to pay dividends and typically pursues a “growth style” of investing as it seeks to capture market inefficiencies which the Adviser believes are driven by investors’ propensity to be short-sighted and overly focused on quarter-to-quarter price movements rather than on a company’s fundamentals over a longer time horizon (5 years or more). The Adviser believes that this market inefficiency tends to lead investors to underappreciate the compounding potential of quality, growing companies. To identify this subset of companies, the Adviser generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to the Adviser’s proprietary screening process that seeks to identify suitable companies based on several quality factors such as rates of return on equity and total capital, margin stability and profitability. Ideas are then subject to rigorous fundamental analysis as the Adviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward-looking basis. Specifically, the

Adviser seeks to buy companies that it believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth. When making purchase and sale decisions between similarly priced investment opportunities with comparable fundamentals, the Adviser seeks to identify relatively higher quality companies with strong financial positions, capable management, higher barriers to entry, more opportunity for growth and more durable earnings growth, based on the Adviser’s analyses of a company’s financial statements, economic health, competitors and the markets that it serves. The Adviser seeks to outperform the Fund’s benchmark index over a full market cycle by seeking to capture market upside while limiting downside risk. For these purposes, a full market cycle can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle.

Many of the stocks in which the Fund invests may be considered to be “growth” stocks, in that they may have above-average rates of earnings growth and thus experience above-average increases in stock prices, subject to the Adviser’s criteria for quality. In constructing the Fund’s portfolio of securities, the Adviser is not constrained by sector or industry weights in the Fund’s benchmark. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors in the portfolio construction process. The Adviser relies on individual stock selection driven by a bottom-up research process rather than seeking to add value based on “top-down”, macro based criteria.

The Adviser may sell a company if the Adviser believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Adviser has otherwise lost conviction that the company reflects a higher quality opportunity than other available investments on a forward looking basis. The Adviser also may sell a company if the company has met its price target or is involved in a business combination, if the Adviser identifies a more attractive investment opportunity, or the Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region or if the Adviser expects that the company will not make acceptable dividend payments.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Dividend-Paying Investments Risk – The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

Market Risk – The Fund is subject to the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not), malicious acts, cyber-attacks and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Proprietary Model Risk – Proprietary models that may be used to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. The markets or prices of individual securities may be affected by factors not foreseen in developing the models.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

De-Globalization Risk – The Fund’s investments may expose the Fund to disruptions associated with “de-globalization” trends in some parts of the world. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely. Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

Depositary Receipts Risk – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A Shares purchased through Stock Connect generally may only be sold or otherwise transferred through

Stock Connect. The Fund’s investments in A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A Shares when Stock Connect is not trading.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Preferred Stock Risk – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Investing in the United States Risk – To the extent the Fund invests in issuers within the United States, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Commodities Risk – The prices of physical commodities (such as energy, metals, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The Fund commenced operations on June 30, 2021 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqgpartners.com or by calling toll-free to 866-362-8333.

GQG PARTNERS US QUALITY DIVIDEND INCOME FUND
GQG Partners US Quality Dividend Income Fund
Investment Objective
The GQG Partners US Quality Dividend Income Fund (the “US Quality Dividend Income Fund” or the “Fund”) seeks long-term capital appreciation and dividend income.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GQG PARTNERS US QUALITY DIVIDEND INCOME FUND		Investor Shares	Institutional Shares
Management Fees		0.45%	0.45%
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses		0.92%	0.41%
Other Expenses		1.17%	0.41%
Total Annual Fund Operating Expenses	[1]	1.62%	0.86%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.88%)	(0.37%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	0.74%	0.49%
[1]	The Total Annual Fund Operating Expenses in this fee table, before fee reductions and/or expenses reimbursements for each share class and after fee reductions and/or expense reimbursements for Investor Shares, do not correlate to the expense ratios in the Fund’s Financial Highlights because (i) Other Operating Expenses have been restated to reflect current fees; and (ii) with respect to Investor Shares, the maximum Shareholder Servicing Fees were not incurred during the prior fiscal period.
[2]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.49% of the average daily net assets of each of the Fund’s share classes until July 31, 2023 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GQG PARTNERS US QUALITY DIVIDEND INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	76	425	798	1,848
Institutional Shares	50	237	440	1,027

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from June 30, 2021 (commencement of Fund operations) to March 31, 2022, the Fund’s unannualized portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in instruments that are tied economically to the U.S. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund will generally hold securities of between 25 to 70 issuers that are primarily located in the U.S. that the Adviser believes are undervalued by the market.

The Fund will invest primarily in dividend-paying securities of U.S. companies but may also invest in the securities of foreign companies in developed markets. The Adviser considers a company’s historical dividend records and current prospects to determine whether an investment satisfies the Fund’s criteria for dividend-paying securities, for instance, whether it has a history of paying a dividend. Stocks of companies that have reduced dividends in the past or are not currently paying dividends may be considered for purchase by the Fund if the Adviser believes that the dividend payment or dividend growth is likely to be restored. Securities are selected based on a variety of factors, such as a company’s consistent effort to maintain or increase dividends over time while maintaining sufficient profitability.

The securities in which the Fund invests are primarily publicly traded common stocks, but the Fund may also invest in preferred stocks. The Fund’s portfolio allocations to common and preferred stocks are determined by the Adviser based upon current and relative yield and the potential total return of these securities relative to their investable universe.

The Fund may invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. IPOs are considered for purchase by the Fund if the Adviser believes that the company meets the same criteria as any other Fund investment in terms of appreciation and income opportunities. The Fund considers a company to be a U.S. company if: (i) at least 50% of the company’s assets are located in the U.S.; (ii) at least 50% of the company’s revenue is generated in the U.S.; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in the U.S.; (iv) the company’s securities are traded principally in the U.S.; or (v) the Adviser otherwise believes that the company’s assets are exposed to the economic fortunes and risks of the U.S. (because, for example, the Adviser believes that the company’s growth is dependent on the U.S.).

Although the Fund will invest primarily in securities of U.S. issuers, the Fund may also invest in securities of non-U.S. issuers, and is expected to typically do so by purchasing depositary receipts (including unsponsored depositary receipts and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies. The Fund may also invest in exchange-traded funds (“ETFs”) and U.S. Treasury securities. Treasuries are considered as alternatives to holding cash if at a given time the Adviser believes that treasuries offer better yields. The Adviser would typically invest in an ETF rather than directly in underlying investments when the Adviser believes that doing so would provide more efficient exposure, liquidity or market access. The Adviser would also typically invest in depositary receipts when local trading in certain non-US. companies is restricted, for added liquidity or if there is a significant discount to the locally traded shares.

The Adviser seeks to focus on investments in dividend-paying companies located within the U.S. In managing the Fund’s investments, the Adviser focuses on equity securities that are expected to pay dividends and typically pursues a “growth style” of investing as it seeks to capture market inefficiencies which the Adviser believes are driven by investors’ propensity to be too short-sighted and overly focused on quarter-to-quarter price movements rather than a company’s fundamentals over a longer time horizon (5 years or more). The Adviser believes that this market inefficiency tends to lead investors to underappreciate the compounding potential of quality, growing companies. To identify this subset of companies, the Adviser generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to the Adviser’s proprietary screening process that seeks to identify suitable companies based on several quality factors such as rates of return on equity and total capital, margin stability and profitability. Ideas are then subject to rigorous fundamental analysis as the Adviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward-looking basis. Specifically, the Adviser seeks to buy companies that are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth. When making purchase and sale decisions between similarly priced investment opportunities with comparable fundamentals, the Adviser seeks to identify relatively higher quality companies with strong financial positions, capable management, higher barriers to entry, more opportunity for growth and more durable earnings growth, based on the Adviser’s analyses of a company’s financial statements, economic health, competitors and the markets that it serves. The Adviser seeks to outperform the Fund’s benchmark index over a full market cycle by seeking to capture market upside while limiting downside risk. For these purposes, a full market cycle can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle.

Many of the stocks in which the Fund invests may be considered to be “growth” stocks, in that they may have above-average rates of earnings growth and thus experience above-average increases in stock prices, subject to the Adviser’s criteria for quality. In constructing the Fund’s portfolio of securities, the Adviser is not constrained by sector or industry weights in the Fund’s benchmark. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors in the portfolio construction process. The Adviser relies on individual stock selection driven by a bottom-up research process rather than seeking to add value based on “top-down”, macro based criteria.

The Adviser may sell a company if the Adviser believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Adviser has otherwise lost conviction that the company reflects a higher quality opportunity than other available investments on a forward looking basis. The Adviser also may sell a company if the company has met its price target or is involved in a business combination, if the Adviser identifies a more attractive investment opportunity, if the Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region or if the Adviser expects that the company will not make acceptable dividend payments.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Dividend-Paying Investments Risk – The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

Market Risk – The Fund is subject to the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not), malicious acts, cyber-attacks and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Investing in the United States Risk – The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

De-Globalization Risk – The Fund’s investments may expose the Fund to disruptions associated with “de-globalization” trends in some parts of the world. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely. Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Depositary Receipts Risk – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Proprietary Model Risk – Proprietary models that may be used to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. The markets or prices of individual securities may be affected by factors not foreseen in developing the models.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Preferred Stock Risk – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The Fund commenced operations on June 30, 2021 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqgpartners.com or by calling toll-free to 866-362-8333.

GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND
GQG Partners Global Quality Dividend Income Fund
Investment Objective
The GQG Partners Global Quality Dividend Income Fund (the “Global Quality Dividend Income” or the “Fund”) seeks long-term capital appreciation and dividend income.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND		Investor Shares	Institutional Shares
Management Fees		0.65%	0.65%
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses		1.05%	0.51%
Other Expenses		1.30%	0.51%
Total Annual Fund Operating Expenses	[1]	1.95%	1.16%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.95%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	1.00%	0.75%
[1]	The Total Annual Fund Operating Expenses in this fee table, before fee reductions and/or expenses reimbursements for each share class and after fee reductions and/or expense reimbursements for Investor Shares, do not correlate to the expense ratios in the Fund’s Financial Highlights because (i) Other Operating Expenses have been restated to reflect current fees; and (ii) with respect to Investor Shares, the maximum Shareholder Servicing Fees were not incurred during the prior fiscal period.
[2]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of each of the Fund’s share classes until July 31, 2023 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	102	520	964	2,198
Institutional Shares	77	328	599	1,372

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from June 30, 2021 (commencement of Fund operations) to March 31, 2022, the Fund’s unannualized portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in dividend-paying securities of U.S. and non-U.S. companies, including those in emerging market countries. The Adviser considers a company’s historical dividend records and current prospects to determine whether an investment satisfies the Fund’s criteria for dividend-paying securities, for instance, whether it has a history of paying a dividend. Stocks of companies that have reduced dividends in the past or are not currently paying dividends may be considered for purchase by the Fund if the Adviser believes that the dividend payment or dividend growth is likely to be restored. Securities are selected based on a variety of factors, such as a company’s consistent effort to maintain or increase dividends over time while maintaining sufficient profitability. The Fund will generally hold securities of between 25 to 70 issuers that are located both within and outside the U.S., including emerging markets countries, that the Adviser believes are undervalued by the market.

The Fund will invest primarily in publicly traded common stocks but may also invest in preferred stocks, exchange-traded funds (“ETFs”) with economic characteristics similar to equity securities, depositary receipts (including unsponsored depositary receipts and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund’s portfolio allocations to common and preferred stocks are determined by the Adviser based upon current and relative yield and the potential total return of these securities relative to their investable universe. The Adviser would typically invest in an ETF rather than directly in underlying investments when the Adviser believes that doing so would provide more efficient exposure, liquidity or market access. The Adviser would also typically invest in depositary receipts when local trading in certain non-US. companies is restricted, for added liquidity or if there is a significant discount to the locally traded shares.

The Fund may also invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. IPOs are considered for purchase by the Fund if the Adviser believes that the applicable company meets the same criteria as any other Fund investment in terms of appreciation and income opportunities. The Fund may also invest in U.S. Treasury securities, and in ETFs that attempt to track the price movements of commodities, including gold. Treasuries are considered as alternatives to holding cash if treasuries offer better yields. Commodity ETFs are considered if the Adviser believes that they offer exposure that cannot be met with individual company securities or exposure to markets to which the Fund does not have direct access.

Under normal circumstances, the Fund invests in at least five countries, which may include the United States, and invests at least 40% of its total assets in securities of non-U.S. companies or, if conditions are not favorable, invests at least 30% of its total assets in securities of non-U.S.

companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities outside of the U.S.; (iv) the company’s securities are traded principally outside of the U.S; or (v) the Adviser otherwise believes that the company’s assets are exposed to the economic fortunes and risks of a non-U.S. country (because, for example, the Adviser believes that the company’s growth is dependent on the country). The Fund may invest in equity securities of companies in both developed and emerging markets. The Fund considers classifications by the World Bank, the International Finance Corporation, the International Monetary Fund and the Fund’s benchmark index provider in determining whether a country is an emerging market country. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe.

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). China A Shares are considered if they meet the same criteria for inclusion in the Fund’s portfolio as any other Fund investment. Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Adviser seeks to focus on investments in dividend-paying companies located anywhere in the world, including in the U.S. In managing the Fund’s investments the Adviser focuses on equity securities that are expected to pay dividends and typically pursues a “growth style” of investing as it seeks to capture market inefficiencies which the Adviser believes are driven by investors’ propensity to be short-sighted and overly focused on quarter-to-quarter price movements rather than on a company’s fundamentals over a longer time horizon (5 years or more). The Adviser believes that this market inefficiency tends to lead investors to underappreciate the compounding potential of quality, growing companies. To identify this subset of companies, the Adviser generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to the Adviser’s proprietary screening process that seeks to identify suitable companies based on several quality factors such as rates of return on equity and total capital, margin stability and profitability. Ideas are then subject to rigorous fundamental analysis as the Adviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward-looking basis. Specifically, the Adviser seeks to buy companies that it believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth. When making purchase and sale decisions between similarly priced investment opportunities with comparable fundamentals, the Adviser seeks to identify relatively higher quality companies with strong financial positions, capable management, higher barriers to entry, more opportunity for growth and more durable earnings growth, based on the Adviser’s analyses of a company’s financial statements, economic health, competitors and the markets that it serves. The Adviser seeks to outperform the Fund’s benchmark index over a full market cycle by seeking to capture market upside while limiting downside risk. For these purposes, a full market cycle can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle.

Many of the stocks in which the Fund invests may be considered to be “growth” stocks, in that they may have above-average rates of earnings growth and thus experience above-average increases in stock prices, subject to the Adviser’s criteria for quality. In constructing the Fund’s portfolio of securities, the Adviser is not constrained by sector or industry weights in the Fund’s benchmark. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors in the portfolio construction process. The Adviser relies on individual stock selection driven by a bottom-up research process rather than seeking to add value based on “top-down”, macro based criteria.

The Adviser may sell a company if the Adviser believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Adviser has otherwise lost conviction that the company reflects a higher quality opportunity than other available investments on a forward looking basis. The Adviser also may sell a company if the company has met its price target or is involved in a business combination, if the Adviser identifies a more attractive investment opportunity, or the Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region or if the Adviser expects that the company will not make acceptable dividend payments.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Dividend-Paying Investments Risk – The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

Market Risk – The Fund is subject to the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not), malicious acts, cyber-attacks and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States and may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

De-Globalization Risk – The Fund’s investments may expose the Fund to disruptions associated with “de-globalization” trends in some parts of the world. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely. Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

Depositary Receipts Risk – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A Shares when Stock Connect is not trading.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Preferred Stock Risk – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Proprietary Model Risk – Proprietary models that may be used to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. The markets or prices of individual securities may be affected by factors not foreseen in developing the models.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Commodities Risk – The prices of physical commodities (such as energy, metals, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The Fund commenced operations on June 30, 2021 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqgpartners.com or by calling toll-free to 866-362-8333.